UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

Commission File Number of securitizer: ______________

Central Index Key Number of securitizer: _____________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Consumer Loan Underlying Bond (CLUB) Credit Trust 2017-NP1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001708591

Central Index Key Number of issuing entity (if applicable): 0001708621

Central Index Key Number of underwriter (if applicable):

Patrick Dunne – Chief Capital Officer, (415) 632-4489
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 6, 2017, with respect to certain agreed-upon procedures performed by a third-party due diligence provider.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LENDINGCLUB OPERATED AGGREGATOR NOTE (LOAN) NP I, LLC
(Depositor)
By: LENDINGCLUB CORPORATION, as Sole Member

By:	/s/ Patrick Dunne
Name: Patrick Dunne
Title: Chief Capital Officer

Date: June 7, 2017